UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22154

Grail Advisors ETF Trust
(Exact name of registrant as specified in charter)

One Ferry Building Suite 255 San Francisco, CA		94111
(Address of principal executive offices)		(Zip code)

William M. Thomas One Ferry Building Suite 255 San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 677-5870

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

GRAIL AMERICAN BEACON LARGE CAP VALUE ETF

SCHEDULE OF INVESTMENTS

JANUARY 31, 2010 (unaudited)

Investments	Shares	Value

COMMON STOCKS—96.6%
Automobiles & Components—0.6%
Gentex Corp.	964	$18,480

Banks—6.7%
Banco Santander SA (a)	1,262	17,769
KeyCorp	1,078	7,740
M&T Bank Corp.	310	22,863
Mitsubishi UFJ Financial Group, Inc. (a)	3,932	20,171
PNC Financial Services Group, Inc.	548	30,376
SunTrust Banks, Inc.	255	6,204
U.S. Bancorp	637	15,976
Wells Fargo & Co.	2,141	60,868
Zions Bancorporation	1,050	19,919
Total Banks		201,886

Capital Goods—12.9%
3M Co.	349	28,091
Boeing Co.	994	60,237
Caterpillar, Inc.	159	8,306
Cummins, Inc.	408	18,425
Deere & Co.	440	21,978
Eaton Corp.	180	11,023
Empresa Brasileira de Aeronautica SA (a) *	539	11,443
General Electric Co.	1,648	26,500
Honeywell International, Inc.	825	31,878
Lockheed Martin Corp.	344	25,635
Northrop Grumman Corp.	795	44,998
PACCAR, Inc.	600	21,618
Raytheon Co.	638	33,450
Textron, Inc.	683	13,339
Tyco International Ltd. *	493	17,467
United Technologies Corp.	165	11,134
Total Capital Goods		385,522

Consumer Durables & Apparel—1.2%
Fortune Brands, Inc.	206	8,563
Polo Ralph Lauren Corp.	317	25,994
Total Consumer Durables & Apparel		34,557

Consumer Services—1.4%
Carnival Corp.	327	10,899
McDonald’s Corp.	473	29,529
Total Consumer Services		40,428

Diversified Financials—9.7%
American Express Co.	199	7,494
Bank of America Corp.	6,397	97,106
Bank of New York Mellon Corp.	409	11,898
Capital One Financial Corp.	250	9,215
Charles Schwab Corp.	845	15,455
Citigroup, Inc. *	6,973	23,150
JPMorgan Chase & Co.	2,471	96,221
Morgan Stanley	602	16,122
State Street Corp.	310	13,293
Total Diversified Financials		289,954

See notes to schedule of investments.

Investments	Shares	Value

Energy—9.2%
Chevron Corp.	538	$38,801
ConocoPhillips	2,192	105,216
Devon Energy Corp.	518	34,659
Exxon Mobil Corp.	606	39,045
Royal Dutch Shell PLC (a)	776	41,423
Weatherford International Ltd. *	1,124	17,624
Total Energy		276,768

Food & Staples Retailing—2.0%
Safeway, Inc.	1,995	44,787
Wal-Mart Stores, Inc.	306	16,350
Total Food & Staples Retailing		61,137

Food, Beverage & Tobacco—6.3%
Coca-Cola Co.	159	8,626
ConAgra Foods, Inc.	1,154	26,242
Diageo PLC (a)	340	22,845
Hershey Co.	602	21,931
Kellogg Co.	520	28,298
Kraft Foods, Inc. Class A	324	8,962
Lorillard, Inc.	129	9,765
PepsiCo, Inc.	209	12,461
Philip Morris International, Inc.	650	29,581
Unilever NV	700	21,406
Total Food, Beverage & Tobacco		190,117

Health Care Equipment & Services—3.1%
Baxter International, Inc.	490	28,219
CIGNA Corp.	777	26,239
Hospira, Inc. *	445	22,535
UnitedHealth Group, Inc.	438	14,454
Zimmer Holdings, Inc. *	52	2,929
Total Health Care Equipment & Services		94,376

Household & Personal Products—1.2%
L’Oreal SA (a)	1,070	22,470
Procter & Gamble Co.	199	12,248
Total Household & Personal Products		34,718

Insurance—6.1%
ACE Ltd. *	568	27,985
Aflac, Inc.	381	18,452
Allstate Corp.	518	15,504
Genworth Financial, Inc. Class A *	1,254	17,355
Hartford Financial Services Group, Inc.	448	10,748
Lincoln National Corp.	500	12,290
MetLife, Inc.	781	27,585
Prudential Financial, Inc.	203	10,148
Travelers Cos., Inc.	559	28,324
XL Capital Ltd. Class A	921	15,445
Total Insurance		183,836

See notes to schedule of investments.

Investments	Shares	Value

Materials—2.4%
Air Products & Chemicals, Inc.	526	$39,955
Alcoa, Inc.	322	4,099
Dow Chemical Co.	508	13,762
PPG Industries, Inc.	253	14,846
Total Materials		72,662

Media—1.9%
Comcast Corp. Class A	907	13,732
Interpublic Group of Cos., Inc. *	1,405	9,076
Time Warner Cable, Inc. *	313	13,644
Walt Disney Co.	717	21,187
Total Media		57,639

Pharmaceuticals, Biotechnology & Life Sciences—6.2%
Amgen, Inc. *	179	10,468
Bristol-Myers Squibb Co.	752	18,319
Eli Lilly & Co.	1,590	55,968
Johnson & Johnson	461	28,978
Merck & Co., Inc.	876	33,446
Pfizer, Inc.	2,006	37,432
Total Pharmaceuticals, Biotechnology & Life Sciences		184,611

Retailing—4.3%
Gap, Inc.	370	7,060
Home Depot, Inc.	2,016	56,468
J.C. Penney Co., Inc.	1,237	30,715
Limited Brands, Inc.	647	12,306
Target Corp.	419	21,482
Total Retailing		128,031

Semiconductors & Semiconductor Equipment—1.3%
Intel Corp.	1,007	19,536
Texas Instruments, Inc.	886	19,935
Total Semiconductors & Semiconductor Equipment		39,471

Software & Services—5.2%
Accenture PLC Class A	125	5,124
Adobe Systems, Inc. *	760	24,548
CA, Inc.	1,616	35,617
eBay, Inc. *	328	7,551
Intuit, Inc. *	640	18,950
Microsoft Corp.	765	21,558
Oracle Corp.	1,854	42,752
Total Software & Services		156,100

Technology Hardware & Equipment—7.6%
Apple, Inc. *	180	34,582
Dell, Inc. *	807	10,410
EMC Corp. *	1,647	27,455
Hewlett-Packard Co.	842	39,633
International Business Machines Corp.	633	77,473
Molex, Inc. Class A	772	13,610
Tyco Electronics Ltd.	1,035	25,751
Total Technology Hardware & Equipment		228,914

See notes to schedule of investments.

Investments	Shares	Value

Telecommunication Services—2.0%
AT&T, Inc.	324	$8,217
Vodafone Group PLC (a)	2,469	52,984
Total Telecommunication Services		61,201

Transportation—0.5%
FedEx Corp.	186	14,573

Utilities—4.8%
Dominion Resources, Inc.	630	23,600
Edison International	447	14,894
Entergy Corp.	114	8,699
Exelon Corp.	670	30,565
FPL Group, Inc.	781	38,083
Public Service Enterprise Group, Inc.	338	10,339
Questar Corp.	444	18,417
Total Utilities		144,597

Total Common Stocks (Cost $2,676,557)		2,899,578

SHORT TERM INVESTMENT—2.5%
Bank Deposit—2.5%
Bank of New York Cash Reserve 0.05%† (Cost $74,455)	74,455	74,455

Total Investments—99.1% (Cost $2,751,012)		2,974,033

Other Assets in Excess of Liabilities—0.9%		27,803

Net Assets—100.0%		$3,001,836

*	Non—income producing security.
(a)	American Depositary Receipts.
†	Represents average annualized seven-day yield as of January 31, 2010.

See notes to schedule of investments.

RP GROWTH ETF

SCHEDULE OF INVESTMENTS

JANUARY 31, 2010 (unaudited)

Investments	Shares	Value

COMMON STOCKS—97.8%
Aerospace & Defense—1.0%
Precision Castparts Corp.	369	$38,837

Agriculture—1.9%
Monsanto Co.	972	73,755

Alternative Energy—1.2%
ITC Holdings Corp.	867	46,575

Asset Management—3.7%
BlackRock, Inc.	177	37,846
Blackstone Group LP *	4,596	55,749
T. Rowe Price Group, Inc.	1,025	50,861
Total Asset Management		144,456

Chemicals—1.0%
Nalco Holding Co.	1,636	38,577

Communications Equipment—3.9%
Cisco Systems, Inc. *	3,640	81,791
Juniper Networks, Inc. *	2,816	69,921
Total Communications Equipment		151,712

Computer Storage & Peripherals—2.2%
EMC Corp. *	5,103	85,067

Conglomerates/Networks—3.7%
Discovery Communications, Inc. Class A *	2,591	76,850
Walt Disney Co.	2,319	68,526
Total Conglomerates/Networks		145,376

Consumer Discretionary—8.3%
Coach, Inc.	1,708	59,575
Dollar Tree, Inc. *	1,913	94,732
J. Crew Group, Inc. *	951	37,289
Polo Ralph Lauren Corp.	488	40,016
Target Corp.	1,772	90,850
Total Consumer Discretionary		322,462

Consumer Electronics—2.7%
Apple, Inc. *	539	103,553

Consumer Staples—3.0%
Costco Wholesale Corp.	998	57,315
Lowe’s Cos., Inc.	2,692	58,282
Total Consumer Staples		115,597

See notes to schedule of investments.

Investments	Shares	Value

Corporate Services—4.5%
Ecolab, Inc.	1,738	$76,299
Paychex, Inc.	1,339	38,818
Stericycle, Inc. *	1,159	61,346
Total Corporate Services		176,463

Credit Card Services—5.8%
American Express Co.	2,386	89,857
MasterCard, Inc. Class A	322	80,468
Visa, Inc. Class A	677	55,534
Total Credit Card Services		225,859

Data Centers—2.0%
Equinix, Inc. *	815	78,427

Diversified Financial—3.1%
Goldman Sachs Group, Inc.	479	71,237
JPMorgan Chase & Co.	1,282	49,921
Total Diversified Financial		121,158

Education Services—1.4%
Strayer Education, Inc.	258	53,607

Energy Services—2.5%
Quanta Services, Inc. *	2,500	45,550
Schlumberger Ltd.	791	50,197
Total Energy Services		95,747

Exchanges—2.8%
CME Group, Inc.	195	55,930
IntercontinentalExchange, Inc. *	578	55,187
Total Exchanges		111,117

Gaming/Lodging/Cruise—5.1%
Carnival Corp.	2,239	74,626
Penn National Gaming, Inc. *	1,693	45,677
Vail Resorts, Inc. *	1,095	36,902
Wynn Resorts Ltd. *	659	40,779
Total Gaming/Lodging/Cruise		197,984

Handsets/Devices—2.0%
QUALCOMM, Inc.	1,950	76,421

Health Care Services—4.1%
Abbott Laboratories	381	20,170
Express Scripts, Inc. *	725	60,798
Laboratory Corp. of America Holdings *	569	40,456
Quest Diagnostics, Inc.	719	40,027
Total Health Care Services		161,451

See notes to schedule of investments.

Investments	Shares	Value

Homebuilder—1.4%
Toll Brothers, Inc. *	2,876	$53,120

Internet Media—3.6%
Google, Inc. Class A *	159	84,179
priceline.com, Inc. *	282	55,089
Total Internet Media		139,268

Internet Retail—3.1%
Amazon.com, Inc. *	443	55,556
eBay, Inc. *	2,820	64,916
Total Internet Retail		120,472

Medical Equipment—2.5%
Edwards Lifesciences Corp. *	548	49,111
Intuitive Surgical, Inc. *	144	47,241
Total Medical Equipment		96,352

Natural Gas—5.8%
Devon Energy Corp.	858	57,409
Southwestern Energy Co. *	1,580	67,750
Ultra Petroleum Corp. *	848	38,957
XTO Energy, Inc.	1,381	61,551
Total Natural Gas		225,667

Pharmaceutical—1.7%
Teva Pharmaceutical Industries Ltd. (a)	1,156	65,568

Restaurants—1.5%
McDonald’s Corp.	936	58,434

Retail Brokerage—3.5%
Charles Schwab Corp.	2,891	52,876
TD Ameritrade Holding Corp. *	4,820	85,603
Total Retail Brokerage		138,479

Specialty Chemicals—1.6%
Praxair, Inc.	839	63,193

Transportation—2.8%
CH Robinson Worldwide, Inc.	647	36,640
Expeditors International of Washington, Inc.	1,067	36,385
United Parcel Service, Inc. Class B	662	38,243
Total Transportation		111,268

Wireless Towers & Infrastructure—4.4%
American Tower Corp. Class A *	2,058	87,362
SBA Communications Corp. Class A *	2,485	82,229
Total Wireless Towers & Infrastructure		169,591

Total Common Stocks (Cost $3,814,673)		3,805,613

See notes to schedule of investments.

Investments	Shares	Value

SHORT-TERM INVESTMENT—0.4%
Bank Deposit—0.4%
Bank of New York Cash Reserve 0.05%† (Cost $14,528)	14,528	$14,528

Total Investments—98.2% (Cost $3,829,201)		3,820,141

Other Assets in Excess of Liabilities —1.8%		71,334

Net Assets—100.0%		$3,891,475

*	Non—income producing security.
(a)	American Depositary Receipts.
†	Represents average annualized seven-day yield as of January 31, 2010.

See notes to schedule of investments.

RP FOCUSED LARGE CAP GROWTH ETF

SCHEDULE OF INVESTMENTS

JANUARY 31, 2010 (unaudited)

Investments	Shares	Value

COMMON STOCKS—93.5%
Agriculture—5.4%
Monsanto Co.	1,890	$143,414

Biotechnology—7.5%
Gilead Sciences, Inc. *	4,086	197,231

Computer Storage & Peripherals—3.2%
EMC Corp. *	5,106	85,117

Construction & Engineering—3.2%
Jacobs Engineering Group, Inc. *	2,215	83,705

Consumer Electronics—5.9%
Apple, Inc. *	808	155,233

Consumer Staples—7.4%
PepsiCo, Inc.	2,339	139,451
Whole Foods Market, Inc. *	2,060	56,073
Total Consumer Staples		195,524

Corporate Services—10.1%
Ecolab, Inc.	2,166	95,087
Paychex, Inc.	3,454	100,132
Western Union Co.	3,880	71,935
Total Corporate Services		267,154

Credit Card Services—4.5%
Visa, Inc. Class A	1,446	118,615

Diversified Financial—4.4%
Goldman Sachs Group, Inc.	779	115,853

Handsets/Devices—4.1%
QUALCOMM, Inc.	2,787	109,222

Health Care Services—5.9%
Express Scripts, Inc. *	1,860	155,980

Insurance—8.5%
Berkshire Hathaway, Inc. Class B *	2,900	221,647

Internet Media—5.5%
Google, Inc. Class A *	276	146,120

IT Consulting & Other Services—5.3%
Cognizant Technology Solutions Corp. Class A *	3,196	139,537

Managed Care—4.9%
WellPoint, Inc. *	2,007	127,886

See notes to schedule of investments.

Investments	Shares	Value

Medical Equipment—4.0%
Varian Medical Systems, Inc. *	2,076	$104,402

Transportation—3.7%
Expeditors International of Washington, Inc.	2,838	96,776

Total Common Stocks (Cost $2,330,260)		2,463,416

SHORT-TERM INVESTMENT—6.6%
Bank Deposit—6.6%
Bank of New York Cash Reserve 0.05% † (Cost $174,433)	174,433	174,433

Total Investments—100.1% (Cost $2,504,693)		2,637,849

Liabilities in Excess of Other Assets — (0.1)%		(3,839)

Net Assets—100.0%		$2,634,010

*	Non—income producing security.
†	Represents average annualized seven-day yield as of January 31, 2010.

See notes to schedule of investments.

RP TECHNOLOGY ETF

SCHEDULE OF INVESTMENTS

JANUARY 31, 2010 (unaudited)

Investments	Shares	Value

COMMON STOCKS - 93.5%
Alternative Energy—2.2%
ITC Holdings Corp.	1,100	$59,092

Application Software—12.1%
Adobe Systems, Inc.*	1,134	36,628
Concur Technologies, Inc.*	684	27,121
Intuit, Inc.*	1,303	38,582
MICROS Systems, Inc.*	2,070	59,161
NetSuite, Inc.*	1,757	27,743
Salesforce.com, Inc.*	658	41,816
Solera Holdings, Inc.	1,830	60,591
SuccessFactors, Inc.*	1,669	27,205
Total Application Software		318,847

Communications Equipment—6.3%
Cisco Systems, Inc.*	2,967	66,668
CommScope, Inc.*	1,566	42,611
Juniper Networks, Inc.*	2,301	57,134
Total Communications Equipment		166,413

Computer Hardware—6.3%
International Business Machines Corp.	575	70,374
NetApp, Inc.*	1,701	49,550
VeriFone Holdings, Inc.*	2,651	47,161
Total Computer Hardware		167,085

Computer Storage & Peripherals—3.8%
EMC Corp.*	5,966	99,453

Conglomerates/Networks—2.4%
Discovery Communications, Inc. Class A*	2,178	64,599

Consumer Discretionary—1.8%
GSI Commerce, Inc.*	1,939	44,132

Consumer Electronics—6.9%
Apple, Inc.*	642	123,341
Dolby Laboratories, Inc. Class A*	1,185	59,641
Total Consumer Electronics		182,982

Corporate Services—3.2%
CoStar Group, Inc.*	1,182	47,729
Paychex, Inc.	1,281	37,136
Total Corporate Services		84,865

Credit Card Services—2.9%
MasterCard, Inc. Class A	310	77,469

Data Centers—4.2%
Digital Realty Trust, Inc.	808	38,784
Equinix, Inc.*	747	71,884
Total Data Centers		110,668

Energy Services—1.6%
Quanta Services, Inc.*	2,260	41,177

See notes to schedule of investments.

Investments	Shares	Value

Exchanges—2.3%
CME Group, Inc.	207	$59,372

Financial Services—1.9%
MSCI, Inc. Class A*	1,688	49,897

Handsets/Devices—6.1%
QUALCOMM, Inc.	2,675	104,833
Research In Motion Ltd.*	885	55,720
Total Handsets/Devices		160,553

Infrastructure Software—2.2%
Ariba, Inc.*	2,420	30,468
Oracle Corp.	1,192	27,488
Total Infrastructure Software		57,956

Internet Media—7.4%
Google, Inc. Class A*	152	80,472
priceline.com, Inc.*	302	58,996
WebMD Health Corp.*	1,458	56,833
Total Internet Media		196,301

Internet Retail—3.0%
Amazon.com, Inc.*	402	50,415
eBay, Inc.*	1,200	27,624
Total Internet Retail		78,039

IT Consulting & Other Services—5.0%
Accenture PLC Class A	1,006	41,236
Cognizant Technology Solutions Corp. Class A*	970	42,350
Sapient Corp.*	6,294	48,779
Total IT Consulting & Other Services		132,365

Medical Equipment—2.4%
Intuitive Surgical, Inc.*	190	62,331

Retail Brokerage—4.1%
Charles Schwab Corp.	3,332	60,942
TD Ameritrade Holding Corp.*	2,607	46,300
Total Retail Brokerage		107,242

Semiconductors—1.3%
Avago Technologies Ltd.*	1,993	34,638

Video Games—2.0%
Electronic Arts, Inc.*	3,283	53,447

Wireless Towers & Infrastructure—2.1%
American Tower Corp. Class A*	1,324	56,204

Total Common Stocks (cost $2,343,789)		2,465,127

SHORT-TERM INVESTMENT—7.1%
Bank Deposit—7.1%
Bank of New York Cash Reserve 0.05%† (cost $187,717)		187,717

Total Investments—100.6% (cost $2,531,506)		2,652,844

Liabilities in Excess of Other Assets —(0.6)%		(15,631)

Net Assets—100.0%		$2,637,213

*  Non-income producing security.

†  Represents average annualized seven-day yield as of January 31, 2010.

See notes to schedule of investments.

RP FINANCIALS ETF

SCHEDULE OF INVESTMENTS

JANUARY 31, 2010 (unaudited)

Investments	Shares	Value

COMMON STOCKS - 100.0%
Asset Management—13.5%
BlackRock, Inc.	291	$62,222
Blackstone Group LP*	7,560	91,703
Franklin Resources, Inc.	247	24,460
Invesco Ltd.	2,326	44,892
Och-Ziff Capital Management Group Class A	5,079	68,719
T. Rowe Price Group, Inc.	1,092	54,185
Total Asset Management		346,181

Corporate Services—2.9%
Lender Processing Services, Inc.	971	37,636
Western Union Co.	1,974	36,598
Total Corporate Services		74,234

Credit Card Services—12.1%
Alliance Data Systems Corp.*	1,026	61,006
American Express Co.	2,342	88,200
MasterCard, Inc. Class A	323	80,717
Visa, Inc. Class A	967	79,323
Total Credit Card Services		309,246

Data Centers—3.5%
Digital Realty Trust, Inc.	1,850	88,800

Diversified Financials—11.4%
Goldman Sachs Group, Inc.	630	93,694
Jefferies Group, Inc.*	1,397	35,679
JPMorgan Chase & Co.	2,344	91,275
Lazard Ltd. Class A	893	34,416
Morgan Stanley	1,395	37,358
Total Diversified Financials		292,422

Exchanges—5.1%
CME Group, Inc.	261	74,860
IntercontinentalExchange, Inc.	576	54,996
Total Exchanges		129,856

Financial Services—3.9%
Moody’s Corp.	1,603	44,227
MSCI Inc. Class A	1,828	54,035
Total Financial Services		98,262

Insurance—10.3%
Aflac, Inc.	586	28,380
Arch Capital Group Ltd.*	552	39,490
Berkshire Hathaway, Inc. Class B*	1,304	99,665
Chubb Corp.	899	44,950
Willis Group Holdings PLC	939	24,630
WR Berkley Corp.	1,052	25,595
Total Insurance		262,710

See notes to schedule of investments.

Investments	Shares	Value

Life & Health Insurance—1.5%
Torchmark Corp.	875	$39,288

Local Banks—7.2%
Fifth Third Bancorp	5,639	70,149
First Horizon National Corp.*	2,862	37,063
Hudson City Bancorp, Inc.	2,864	38,005
People’s United Financial, Inc.	2,394	38,711
Total Local Banks		183,928

Real Estate—3.0%
Public Storage	656	51,942
Vornado Realty Trust	391	25,290
Total Real Estate		77,232

Regional Banks—11.5%
BB&T Corp.	2,083	58,053
PNC Financial Services Group, Inc.	1,190	65,962
US Bancorp	3,540	88,783
Wells Fargo & Co.	2,840	80,741
Total Regional Banks		293,539

Retail Brokerage—8.6%
Charles Schwab Corp.	4,555	83,311
Stifel Financial Corp.*	903	47,227
TD Ameritrade Holding Corp.*	5,081	90,239
Total Retail Brokerage		220,777

Trust Banks—5.5%
Bank of New York Mellon Corp.	845	24,581
Northern Trust Corp.	1,571	79,367
State Street Corp.	879	37,692
Total Trust Banks		141,640

Total Investments—100.0% (cost $2,564,018)		2,558,115

Other Assets in Excess of Liabilities—0.0%†		570

Net Assets—100.0%		$2,558,685

* Non-income producing security.

† Less than 0.05%.

See notes to schedule of investments.

GRAIL McDONNELL INTERMEDIATE MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS

JANUARY 31, 2010 (unaudited)

	Principal
Security	Amount	Value

MUNICIPAL BONDS - 94.9%
ALABAMA—3.4%
Alabama State Public School & College Authority 5.000% 12/01/15	$150,000	$169,520

ALASKA—4.5%
North Slope Borough of Alaska Series A 5.000% 06/30/17	200,000	224,412

CALIFORNIA—7.4%
California State Economic Recovery Series A 5.000% 07/01/22	200,000	209,592
San Diego Public Facilities Financing Authority Sewer Revenue Series A 5.000% 05/15/24	150,000	160,926
Total California		370,518

FLORIDA—2.7%
South Miami Health Facilities Authority Hospital Revenue Baptist Health South Florida Group 5.000% 08/15/14	125,000	135,356

HAWAII—4.5%
Hawaii State General Obligation Series DB 5.250% 09/01/13	200,000	227,980

ILLINOIS—3.9%
Illinois Finance Authority Revenue Swedish Covenant Hospital Series A 5.500% 08/15/24	200,000	198,024

INDIANA—8.7%
Indiana Health & Educational Facilities Financing Authority Hospital Revenue Clarian Health Obligation Group B 5.000% 02/15/16	200,000	210,844
IPS Multi-School Building Corp Indiana First MTG 5.250% 01/15/17	200,000	228,168
Total Indiana		439,012

MASSACHUSETTS—13.6%
Commonwealth of Massachusetts Development Finance Agency Revenue College Holy Cross Series B 4.750% 09/01/23	200,000	216,378
Commonwealth of Massachusetts General Obligation LN Series E
5.375% 01/01/18	200,000	223,998
Commonwealth of Massachusetts General Obligation Series C
5.500% 12/01/22	200,000	241,274
Total Massachusetts		681,650

NEW JERSEY—4.5%
New Jersey State Transportation Trust Fund Authority Transportation System Series A 5.250% 12/15/12	100,000	110,363
New Jersey Transportation Trust Fund Authority Transportation System Series B 5.500% 12/15/15	100,000	114,336
Total New Jersey		224,699

See notes to schedule of investments.

	Principal
Security	Amount	Value

NEW YORK—9.1%
New York City General Obligation Series C
5.000% 08/01/15	$200,000	$226,838
New York State Thruway Authority Personal Income Tax Revenue Transportation System Series A 5.000% 03/15/18	200,000	228,310
Total New York		455,148

NORTH CAROLINA—3.3%
Charlotte, North Carolina Airport Revenue Series B
5.000% 07/01/16	150,000	167,282

OKLAHOMA—4.3%
Oklahoma State Municipal Power Authority Supply Systems Revenue Series A 5.000% 01/01/23	200,000	217,438

OREGON—4.7%
Chemeketa, Oregon Community College District 5.500% 06/15/19	200,000	233,844

TEXAS—8.7%
Harris County, Texas Series C 5.000% 08/15/22	200,000	219,544
Lower Colorado River Authority Texas Revenue 5.000% 05/15/22	200,000	214,248
Total Texas		433,792

UTAH—3.8%
Alpine, Utah School District Series A 5.000% 03/15/16	165,000	191,096

WASHINGTON—7.8%
Energy Northwest Washington Electricity Revenue Project No 1 Series A 5.500% 07/01/14	150,000	174,747
FYI Properties Washington Lease Revenue Washington State District Project 5.000% 06/01/22	200,000	215,594
Total Washington		390,341

Total Municipal Bonds (Cost $4,750,955)		4,760,112

U.S. GOVERNMENT OBLIGATIONS—4.2%
U.S. Treasury Note 1.000% 10/31/11	100,000	100,566
U.S. Treasury Note 4.000% 11/15/12	100,000	107,672

Total U.S. Government Obligations (Cost $207,976)		208,238

See notes to schedule of investments.

Security	Shares	Value

SHORT-TERM INVESTMENT—0.0%*
Money Market Fund—0.0%
Dreyfus Tax Exempt 0.04%† (Cost $500)	500	$500

Total Investments—99.1% (Cost $4,959,431)		4,968,850

Other Assets in Excess of Liabilities—0.9%		45,941

NET ASSETS—100.0%		$5,014,791

*	Less than 0.05%.
†	Represents average annualized seven-day yield as of January 31, 2010.

See notes to schedule of investments.

GRAIL McDONNELL CORE TAXABLE BOND ETF

SCHEDULE OF INVESTMENTS

JANUARY 31, 2010 (unaudited)

	Principal
Security	Amount	Value

U.S. GOVERNMENT OBLIGATIONS —38.2%
Federal Home Loan Bank—5.8%
1.000% 12/28/11	$290,000	$290,055

Federal Home Loan Mortgage Corp. —5.1%
5.000% 07/15/14	230,000	254,568

Federal National Mortgage Association —7.1%
2.750% 02/05/14	350,000	357,828

U.S. Treasury Bonds —16.2%
1.000% 10/31/11	90,000	90,510
4.000% 11/15/12	387,000	416,690
4.625% 02/15/17	175,000	192,651
6.250% 08/15/23	95,000	116,108
Total U.S. Treasury Bonds		815,959

U.S. Treasury Inflation Indexed Notes —4.0%
2.000% 01/15/14	59,000	73,857
1.625% 01/15/18	73,000	78,544
3.875% 04/15/29	27,000	46,511
Total U.S. Treasury Inflation Indexed Notes		198,912

Total U.S. Government Obligations (Cost $1,914,255)		1,917,322

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS —31.2%
Fannie Mae Pool—6.9%
6.000% 05/01/21	30,000	32,359
4.500% 02/01/22	40,000	41,792
5.500% 09/01/22	40,000	42,839
5.000% 03/01/24	30,000	31,724
6.500% 03/01/35	10,000	10,831
4.500% 08/01/39	182,638	184,760
Total Fannie Mae Pool		344,305

Fannie Mae REMICS—2.0%
3.500% 01/25/24	99,348	100,911

Freddie Mac Gold Pool—12.7%
5.500% 05/01/35	229,823	244,343
6.500% 08/01/38	21,332	23,028
6.000% 10/01/38	160,000	171,612
5.000% 02/01/40	190,000	197,752
Total Freddie Mac Gold Pool		636,735

Ginnie Mae I Pool—6.4%
6.000% 12/15/37	30,000	32,089
5.500% 09/15/39	150,000	159,006
4.500% 02/15/40	90,000	91,426
5.000% 02/15/40	40,000	41,759
Total Ginnie Mae I Pool		324,280

See notes to schedule of investments.

	Principal
Security	Amount	Value

Government National Mortgage Association—3.2%
4.549% 06/16/28	$50,000	$52,474
4.298% 03/16/32	50,000	52,334
5.775% 06/16/32	50,000	54,271
Total Government National Mortgage Association		159,079

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $1,561,797)		1,565,310

CORPORATE BONDS—23.5%
Basic Materials—0.7%
Dow Chemical Co. 8.550% 05/15/19	30,000	35,937

Communications—2.8%
AT&T, Inc. 5.800% 02/15/19	40,000	42,740
Cisco Systems, Inc. 4.450% 01/15/20	30,000	29,750
Telecom Italia Capital SA 6.175% 06/18/14	30,000	32,930
Verizon Communications, Inc. 6.350% 04/01/19	30,000	33,262
Total Communications		138,682

Consumer, Cyclical—1.3%
AutoZone, Inc. 5.750% 01/15/15	30,000	32,638
CVS Caremark Corp. 6.600% 03/15/19	30,000	33,373
Total Consumer, Cyclical		66,011

Consumer, Non-cyclical—1.3%
Abbott Laboratories 5.600% 11/30/17	30,000	33,296
Boston Scientific Corp. 6.250% 11/15/15	30,000	32,408
Total Consumer, Non-cyclical		65,704

Energy—0.6%
Petrobras International Finance Co. 5.875% 03/01/18	30,000	30,817

Financials—10.0%
ACE INA Holdings, Inc. 5.700% 02/15/17	30,000	32,357
American Express Co. 7.250% 05/20/14	30,000	34,308
Caterpillar Financial Services Corp. 5.450% 04/15/18	30,000	31,785
Citigroup, Inc. 6.125% 11/21/17	50,000	50,645
Credit Suisse AG 5.400% 01/14/20	30,000	30,017

See notes to schedule of investments.

	Principal
Security	Amount	Value

Financials—10.0% (continued)
General Electric Capital Corp. 5.500% 01/08/20	$60,000	$59,533
Goldman Sachs Group, Inc. 5.625% 01/15/17	40,000	41,083
JPMorgan Chase & Co. 5.150% 10/01/15	40,000	42,734
Merrill Lynch & Co., Inc. 6.400% 08/28/17	50,000	52,400
MetLife, Inc. 6.400% 12/15/36	40,000	35,800
Morgan Stanley 4.750% 04/01/14	60,000	61,474
Willis North America, Inc. 7.000% 09/29/19	30,000	31,534
Total Financials		503,670

Industrial—3.3%
Ball Corp. 7.125% 09/01/16	30,000	31,425
Burlington Northern Santa Fe Corp. 5.650% 05/01/17	30,000	32,669
CSX Corp. 7.375% 02/01/19	30,000	35,146
Jabil Circuit, Inc. 7.750% 07/15/16	30,000	32,100
Waste Management, Inc. 6.375% 03/11/15	30,000	33,962
Total Industrial		165,302

Technology—0.7%
Oracle Corp. 5.750% 04/15/18	30,000	32,858

Utilities—2.8%
Exelon Corp. 4.900% 06/15/15	30,000	31,538
MidAmerican Energy Holdings Co. 5.750% 04/01/18	39,000	41,518
Sierra Pacific Power Co. 6.000% 05/15/16	30,000	32,896
Southern Power Co. 4.875% 07/15/15	30,000	32,210
Total Utilities		138,162

Total Corporate Bonds—23.5% (Cost $1,174,216)		1,177,143

MUNICIPAL BONDS—1.2%
Chicago Metropolitan Water Reclamation 5.720% 12/01/38
(Cost $61,567)	60,000	62,426

COMMERCIAL MORTGAGE-BACKED SECURITY—1.0%
Bear Stearns Commercial Mortgage 5.426% 09/11/41
(Cost $51,102)	50,000	51,551

ASSET BACKED SECURITY—1.0%
Small Business Administration Participation 3.920% 10/01/29
(Cost $49,689)	50,000	50,437

See notes to schedule of investments.

Security	Shares	Value

DEBT TRADED FUNDS—3.0%
iShares iBoxx $ High Yield Corporate Bond Fund	850	$73,287
SPDR Barclays Capital High Yield Bond ETF	1,920	74,650

Total Debt Funds (Cost $148,299)		147,937

SHORT-TERM INVESTMENT—61.3%
Bank Deposit—61.3%
Bank of New York Cash Reserve 0.05%†
(Cost $3,075,140)	3,075,140	3,075,140

Total Investments (Cost $8,036,065)—160.4%		$8,047,266

Liabilities in Excess of Other Assets—(60.4)%		(3,030,482)

NET ASSETS - 100.0%		$5,016,784

†  Represents average annualized seven-day yield as of January 31, 2010.

See notes to schedule of investments.

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)

1.     ORGANIZATION

Grail Advisors ETF Trust (the ‘‘Trust’’) was organized as a Delaware statutory trust on December 7, 2007 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which is currently comprised of seven active funds (collectively, the “Funds” or “ETFs” and each individually, a “Fund” or an “ETF”): the Grail American Beacon Large Cap Value ETF, RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF, RP Financials ETF, Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF. Operations commenced on May 1, 2009 for the Grail American Beacon Large Cap Value ETF; October 2, 2009 for the RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF; and January 28, 2010 for Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF.

Each Fund (with the exception of Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF) seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. These Funds’ investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, U.S. dollar-denominated foreign stocks traded on U.S. exchanges, and real estate investment trusts (collectively referred to as “stocks”).

The Grail McDonnell Intermediate Municipal Bond ETF seeks a high level of current tax-exempt income and higher risk-adjusted returns relative to its benchmark. The ETF invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities with interest payments exempt from federal income taxes.  The ETF will typically invest in municipal securities and will invest, under normal market conditions, primarily in tax exempt general obligation, revenue and private activity bonds and notes, which are issued by or on behalf of states, territories or possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities (including Puerto Rico, the Virgin Islands and Guam).  Tax-exempt means that the bonds pay interest that is excluded from gross income for regular federal income tax purposes.

The Grail McDonnell Core Taxable Bond ETF seeks a high level of current income and higher risk-adjusted returns relative to its benchmark. The ETF invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities.  The ETF will invest primarily in investment-grade securities, including securities issued by the U.S. Government, its agencies and instrumentalities, municipal securities, mortgage-backed and other asset-backed securities, and corporate and bank obligations, including commercial paper, corporate notes and bonds.

2.     SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price.  Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).  The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent.  The Bank of New York Mellon Corp.

calculates each Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of the securities.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund.  Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Distributions to Shareholders

Each Fund pays out dividends from its net investment income to shareholders annually (monthly, in the case of the Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF). Each Fund distributes its net capital gains, if any, annually. Each Fund typically earns income dividends from stocks and interest income from fixed income securities. These amounts, net of expenses, are passed along to Fund shareholders as “income dividend distributions.” Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gains distributions.”

Indemnification

The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification out of a Fund’s property for all loss and expense of a Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote.

3.     FAIR VALUE MEASUREMENT

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels as follows:

Level 1 — Quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments at January 31, 2010:

Valuation Inputs	Grail American Beacon Large Cap Value ETF	RP Growth ETF	RP Focused Large Cap Growth ETF
Level 1 - Quoted Prices
Common Stocks*	$2,899,578	$3,805,613	$2,463,416
Bank Deposits	74,455	14,528	174,433
Level 2 – Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs	—	—	—
Total	$2,974,033	$3,820,141	$2,637,849

Valuation Inputs	RP Technology ETF	RP Financials ETF
Level 1 - Quoted Prices
Common Stocks*	$2,465,127	$2,558,115
Bank Deposits	187,717	—
Level 2 – Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs	—	—
Total	$2,652,844	$2,558,115

*Please refer to the schedule of investments to view securities segregated by industry type.

Valuation Inputs	Grail McDonnell Intermediate Minicipal Bond ETF
Level 1 - Quoted Prices	—
Level 2 – Other Significant Observable Inputs
Municipal Bonds*	$4,760,112
U.S. Government Obligations	208,238
Money Market Fund	500
Level 3 – Significant Unobservable Inputs	—
Total	$4,968,850

*Please refer to the schedule of investments to view securities segregated by state.

	Grail McDonnell Core Taxable Bond ETF
Valuation Inputs	Investments in Securities (Level 1)	Investments in Securities (Level 2)	Total
Level 1 - Quoted Prices
Exchange Traded Funds	$147,937	$—	$147,937
Bank Deposits	3,075,140	—	3,075,140
Level 2 – Other Significant Observable Inputs
U.S. Government Obligations	—	1,917,322	1,917,322
U.S. Government Agency Mortgage-Backed Obligations	—	1,565,310	1,565,310
Corporate Bonds*	—	1,177,143	1,177,143
Municipal Bonds	—	62,426	62,426
Commercial Mortgage-Back Security	—	51,551	51,551
Asset-Backed Security	—	50,437	50,437
Level 3 - Significant Unobservable Inputs	—	—	—
Total	$3,223,077	$4,824,189	$8,047,266

*Please refer to the schedule of investments to view securities segregated by industry type.

The Funds did not hold any Level 3 securities during the period reported.

4.     FEDERAL INCOME TAX

At January 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same, for book purposes, as indicated below:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Grail American Beacon Large Cap Value ETF	$2,751,012	$264,958	$(41,937)	$223,021

RP Growth ETF	3,829,201	103,295	(112,355)	(9,060)

RP Focused Large Cap Growth ETF	2,504,693	172,488	(39,332)	133,156

RP Technology ETF	2,531,506	167,287	(45,949)	121,338

RP Financials ETF	2,564,018	60,043	(65,946)	(5,903)

Grail McDonnell Intermediate Municipal Bond ETF	4,959,431	14,212	(4,793)	9,419

Grail McDonnell Core Taxable Bond ETF	8,036,065	12,750	(1,548)	11,201

Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Item 2.    Controls and Procedures.

(a)          The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Grail Advisory ETF Trust

By:	/s/ William M. Thomas
William M. Thomas
Chief Executive Officer

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ William M. Thomas
William M. Thomas
Chief Executive Officer

Date:	March 24, 2010

By:	/s/ Bryan M. Hiser
Bryan M. Hiser
Chief Financial Officer

Date:	March 24, 2010